LEASES - Schedule of Lease Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost:	$ 4,163
Short-term lease cost:	165
Variable lease cost:	120
Net lease cost:	4,448
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases:	5,946
Supplemental cash flow information related to operating leases:
Adoption of "Leases (Topic 842)"	8,857
Right-of-use assets obtained in exchange for new operating lease liabilities:	16,636
Adjustment to right-of-use assets upon the resolution of contingent lease payments	$ 3,796
Weighted average remaining operating lease term	8 years 3 months
Weighted average discount rate operating lease	5.65%